INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 98,589	$ 13,506	¥ 180,907	¥ 109,819
Denominator:
Weighted average number of ordinary shares outstanding - basic	262,001,916	262,001,916	264,052,936	266,535,220
Effect of dilutive share options	9,196,839	9,196,839	9,712,192	3,669,322
Weighted average number of ordinary shares outstanding - diluted	271,198,755	271,198,755	273,765,128	270,204,542
Basic income per ordinary share | (per share)	¥ 0.38	$ 0.05	¥ 0.69	¥ 0.41
Diluted income per ordinary share | (per share)	¥ 0.36	$ 0.05	¥ 0.66	¥ 0.41